Average Annual Total Returns - Invesco SP International Developed Momentum ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P Momentum Developed ex-U.S. & South Korea LargeMidCap IndexTM (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year		S&P Momentum Developed ex-U.S. & South Korea LargeMidCap IndexTM (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years
S&P Momentum Developed ex-U.S. & South Korea LargeMidCap IndexTM (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Since Inception
															Blended—S&P Momentum Developed ex-U.S. & South Korea LargeMidCap IndexTM (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year
Blended—S&P Momentum Developed ex-U.S. & South Korea LargeMidCap IndexTM (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
5 Years

Blended—S&P Momentum Developed ex-U.S. & South Korea LargeMidCap IndexTM (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Since Inception
																					MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception
Total	Feb. 24, 2012	22.38%	10.28%	5.69%	21.61%	9.77%	5.31%	13.35%	8.15%	4.60%	22.31%	[1]	[1]	[1]	22.31%	[2]	10.65%	[2]	6.08%	[2]	7.82%	7.45%	6.48%

[1]	Performance information is not available prior to the Underlying Index’s commencement date of February 16, 2016. The Fund has designated its Underlying Index as its broad-based index going forward, as it more closely reflects the performance of the types of securities in which the Fund invests.
[2]	The Blended—S&P Momentum Developed ex-U.S. & South Korea LargeMidCap IndexTM(Net) reflects the performance of the Fund’s prior underlying index, the S&P BMI International Developed High Beta IndexTM, until March 21, 2016 and the Underlying Index thereafter.